Notes Payable	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Notes Payable

Note 6 – Notes Payable

In connection with the acquisition of assets from ECC the Company issued a note payable to the owner of ECC. The note accrued interest at 5% per annum, requires quarterly principal and interest payments of $4,518 and is due on April 15, 2021. At March 31, 2022, December 31, 2021, and 2020, the amount outstanding under this note payable was $20,619, $48,541. and 9,818, respectively.  The Company was in default on payment of the note payable as of December 31, 2021. The Company has communicated with the debt holder, and the amount is considered payable on demand as of March 31, 2022.

In June 2020 the Company received a loan under the Paycheck Protection Program of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act for $107,587. The loan has terms of 24 months and accrues interest at 1% per annum. In February of 2021, the Company received two additional loans totaling $221,431 under the Paycheck Protection Program of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act. As of December 31, 2021, The Company has had these loans forgiven in the amount of $329,018 as provided by the CARES Act.

On December 26, 2020, a line of credit held by the company had matured, and based on the terms of the line of credit agreement was converted to a note payable upon demand. As of the date of the conversion, the amount owed by the Company was $43,269.

Future maturities of notes payable as of March 31, 2022 are as follows:

Years Ending December 31,
2021	$20,619
2022	-
2023	-
2024	-
2025	-
Thereafter	-
$20,619

Future maturities of notes payable as of December 31, 2021 are as follows:

Years Ending December 31,
2021	$48,541
2022	-
2023	-
2024	-
2025	-
Thereafter	-
$48,541